Share capital, share premium and own shares (Tables)	6 Months Ended
Jun. 30, 2020
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	30 Jun 2020			31 Dec 2019
		Share	Share		Share	Share
	Number of	capital	premium	Number of ordinary	capital	premium
Issued shares of 5p each fully paid:	ordinary shares	$m	$m	shares	$m	$m
Balance at beginning of period	2,601,159,949	172	2,625	2,593,044,409	166	2,502
Shares issued under share-based schemes	7,700,498	—	10	8,115,540	—	22
Impact of change in presentation currency	—	—	—	—	6	101
Balance at end of period	2,608,860,447	172	2,635	2,601,159,949	172	2,625

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2020	2,197,782	1,104	p	1,455	p	2025
31 Dec 2019	3,805,447	1,104	p	1,455	p	2025

Summary of purchases of own shares in respect of employee incentive plans

	Number of shares
	purchased	Cost*
	(in millions)	$m
Half year 2020	5.8	75.2
Full year 2019	3.7	73.8

*     The cost in US dollars shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.